UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23089

M3Sixty Funds Trust

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code: 888-553-4233

Date of fiscal year end: 06/30/2019

Date of reporting period: 03/31/2019

Item 1.	Schedules of Investments (Unaudited)

Cognios Funds
Cognios Large Cap Value Fund
Schedules of Investments
March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 127.74%

Basic Materials - 0.44%
Linde PLC	484	$85,150

Communications - 3.40%
AT&T, Inc.	11,226	352,047
Facebook, Inc. - Class A (a)	943	157,189
Juniper Networks, Inc.	2,747	72,713
Omnicom Group, Inc.	1,030	75,180
		657,129
Consumer, Cyclical - 26.06%
Alaska Air Group, Inc.	3,124	175,319
AutoZone, Inc. (a)	92	94,219
Capri Holdings Ltd. (a)	6,465	295,774
Chipotle Mexican Grill, Inc. (a)	654	464,543
Darden Restaurants, Inc.	3,749	455,391
Dollar General Corp.	674	80,408
Dollar Tree, Inc. (a)	1,616	169,745
Foot Locker, Inc.	1,363	82,598
Gap, Inc.	5,515	144,383
Hanesbrands, Inc.	9,131	163,262
L Brands, Inc.	6,735	185,751
Macy's, Inc.	5,183	124,547
McDonald's Corp.	1,162	220,664
NIKE, Inc. - Class B	1,810	152,420
Nordstrom, Inc.	3,790	168,200
PulteGroup, Inc.	2,895	80,944
Ralph Lauren Corp.	1,618	209,822
Starbucks Corp.	3,354	249,336
Tapestry, Inc.	8,337	270,869
Target Corp.	3,765	302,179
TJX Cos., Inc.	2,740	145,795
Ulta Beauty, Inc. (a)	831	289,795
United Continental Holdings, Inc. (a)	753	60,074
Walmart, Inc.	3,987	388,852
Yum! Brands, Inc.	688	68,669
		5,043,559
Consumer, Non-cyclical - 43.09%
Altria Group, Inc.	3,736	214,558
Campbell Soup Co.	9,260	353,084
Church & Dwight Co., Inc.	6,868	489,208
Cigna Corp.	1,949	313,438
Clorox Co.	2,688	431,316
Colgate-Palmolive Co.	2,294	157,231
Conagra Brands, Inc.	11,710	324,835
Constellation Brands, Inc. - Class A	1,815	318,224
Cooper Cos., Inc.	635	188,068
Edwards Lifesciences Corp. (a)	1,737	332,340
Estee Lauder Cos., Inc.	1,506	249,318
General Mills, Inc.	1,746	90,356
H&R Block, Inc.	14,511	347,393
HCA Healthcare, Inc.	3,471	452,549
Hershey Co.	3,660	420,278
Hormel Foods Corp.	7,374	330,060
JM Smucker Co.	628	73,162
Johnson & Johnson	1,078	150,694
Kellogg Co.	5,769	331,025
Keurig Dr Pepper, Inc.	944	26,404
Kimberly-Clark Corp.	1,814	224,755
Lamb Weston Holdings, Inc.	1,053	78,912
McCormick & Co., Inc.	3,201	482,167
Molson Coors Brewing Co. - Class B	2,305	137,493
PepsiCo, Inc.	1,786	218,874
Procter & Gamble Co.	3,438	357,724
Quest Diagnostics, Inc.	2,008	180,559
Sysco Corp.	5,819	388,476
Tyson Foods, Inc. - Class A	5,588	387,975
UnitedHealth Group, Inc.	249	61,568
Verisk Analytics, Inc. (a)	1,709	227,297
		8,339,341

The accompanying notes are an integral part of these financial statements.

Cognios Funds
Cognios Large Cap Value Fund
Schedules of Investments
March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 127.74% (continued)

Energy - 0.91%
Kinder Morgan, Inc.	8,795	$175,988

Financials - 12.58%
Aflac, Inc.	1,620	81,000
Assurant, Inc.	2,292	217,534
Cboe Global Markets, Inc.	2,756	263,033
Cincinnati Financial Corp.	971	83,409
CME Group, Inc.	1,643	270,405
Everest Re Group Ltd.	1,339	289,171
Intercontinental Exchange, Inc.	2,627	200,020
Loews Corp.	4,137	198,286
Nasdaq, Inc.	2,317	202,714
Progressive Corp.	3,068	221,172
Public Storage	1,875	408,338
		2,435,082
Industrials - 11.59%
Ball Corp.	1,527	88,352
CH Robinson Worldwide, Inc.	2,202	191,552
Expeditors International of Washington, Inc.	1,701	129,106
FLIR Systems, Inc.	2,938	139,790
Fortive Corp.	1,533	128,603
Lockheed Martin Corp.	439	131,770
Northrop Grumman Corp.	497	133,991
Raytheon Co.	1,068	194,461
Republic Services, Inc.	5,393	433,489
Stericycle, Inc. (a)	4,784	260,345
TransDigm Group, Inc. (a)	308	139,829
United Technologies Corp.	330	42,534
Waste Management, Inc.	2,207	229,329
		2,243,151
Technology - 3.19%
Akamai Technologies, Inc. (a)	2,898	207,816
Broadcom, Inc.	300	90,213
Electronic Arts, Inc. (a)	1,408	143,095
Fiserv, Inc. (a)	952	84,043
Fortinet, Inc. (a)	1,097	92,115
		617,282

The accompanying notes are an integral part of these financial statements.

Cognios Funds
Cognios Large Cap Value Fund
Schedules of Investments
March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 127.74% (continued)

Utilities - 26.48%
Alliant Energy Corp.	2,260	$106,514
Ameren Corp.	4,072	299,496
American Electric Power Co., Inc.	5,313	444,964
American Water Works Co., Inc.	1,068	111,350
CMS Energy Corp.	7,975	442,932
Consolidated Edison, Inc.	2,970	251,886
Dominion Energy, Inc.	5,042	386,520
DTE Energy Co.	2,114	263,700
Edison International	3,680	227,866
Entergy Corp.	1,911	182,749
Evergy, Inc.	982	57,005
Eversource Energy	2,939	208,522
Exelon Corp.	5,118	256,565
FirstEnergy Corp.	5,572	231,851
PPL Corp.	12,627	400,781
Public Service Enterprise Group, Inc.	4,630	275,068
Sempra Energy	1,265	159,213
Southern Co.	4,602	237,831
WEC Energy Group, Inc.	3,673	290,461
Xcel Energy, Inc.	5,131	288,414
		5,123,688

TOTAL COMMON STOCK (Cost $23,117,336)		24,720,370

TOTAL INVESTMENTS (Cost $23,117,336) - 127.74%		$24,720,370
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (27.74%)		(5,367,770)
NET ASSETS - 100%		$19,352,600

Percentages are stated as a percent of net assets.

(a) Non-income producing security
(b) All or a portion of the security is segregated as collateral for securities sold short.

The following abbreviations are used in this portfolio:
Ltd. - Limited
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Cognios Funds
Cognios Large Cap Growth Fund
Schedules of Investments
March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 96.89%

Communications - 11.59%
Alphabet, Inc. - Class A (a)	906	$1,066,262
Amazon.com, Inc. (a)	1,811	3,224,938
Arista Networks, Inc. (a)	2,728	857,847
		5,149,047
Consumer, Cyclical - 6.48%
McDonald's Corp.	5,429	1,030,967
Ralph Lauren Corp.	6,699	868,726
Walmart, Inc.	10,053	980,469
		2,880,162
Consumer, Non-cyclical - 12.46%
Becton Dickinson and Co.	3,422	854,576
Cintas Corp.	5,148	1,040,462
Clorox Co./The	8,314	1,334,065
Procter & Gamble Co.	10,614	1,104,387
Square, Inc. - Class A (a)	16,066	1,203,665
		5,537,155
Financials - 10.81%
American Express Co.	7,723	844,124
ICICI Bank Ltd.	74,779	856,967
Progressive Corp.	16,263	1,172,400
Realty Income Corp.	11,646	856,680
Synchrony Financial	33,568	1,070,819
		4,800,990
Industrials - 13.28%
Caterpillar, Inc.	5,438	736,795
Harris Corp.	6,473	1,033,803
Keysight Technologies, Inc. (a)	16,091	1,403,135
Masco Corp.	21,160	831,800
Republic Services, Inc.	12,317	990,040
United Technologies Corp.	7,023	905,194
		5,900,767
Technology - 40.17%
Accenture PLC - Class A	5,109	899,286
Adobe, Inc. (a)	5,204	1,386,814
Advanced Micro Devices, Inc. (a)	68,628	1,751,387
Apple, Inc.	18,037	3,426,128
Fortinet, Inc. (a)	8,213	689,646
Intuit, Inc.	3,664	957,806
Microsoft Corp.	17,497	2,063,596
salesforce.com, Inc. (a)	6,868	1,087,685
Twilio, Inc. - Class A (a)	9,767	1,261,701
VMware, Inc. - Class A	7,247	1,308,156
Xilinx, Inc.	15,333	1,944,071
Zebra Technologies Corp. (a)	5,137	1,076,356
		17,852,632
Utilities - 2.10%
FirstEnergy Corp.	22,460	934,561

TOTAL COMMON STOCK (Cost $37,849,904)		43,055,314

TOTAL INVESTMENTS (Cost $37,849,904) - 96.89%		$43,055,314
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 3.11%		1,383,852
NET ASSETS - 100%		$44,439,166

Percentages are stated as a percent of net assets.

The following abbreviations are used in this portfolio:
ADR - American Depositary Receipt
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Cognios Funds
Cognios Market Neutral Large Cap Fund
Schedules of Investments
March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 121.83%

Basic Materials - 1.65%
Linde PLC (b)	9,266	$1,630,167

Communications - 4.77%
AT&T, Inc. (b)	52,407	1,643,484
Juniper Networks, Inc. (b)	59,377	1,571,709
Omnicom Group, Inc. (b)	20,741	1,513,886
		4,729,079
Consumer, Cyclical - 35.28%
Alaska Air Group, Inc. (b)	27,466	1,541,392
AutoZone, Inc. (a) (b)	1,648	1,687,750
Capri Holdings Ltd. (a) (b)	34,264	1,567,578
Darden Restaurants, Inc. (b)	14,194	1,724,145
Dollar General Corp. (b)	13,204	1,575,237
Dollar Tree, Inc. (a) (b)	16,122	1,693,455
Foot Locker, Inc. (b)	24,664	1,494,638
Gap, Inc. (b)	57,929	1,516,581
Kohl's Corp. (b)	22,299	1,533,502
L Brands, Inc. (b)	58,448	1,611,996
Macy's, Inc. (b)	64,856	1,558,490
McDonald's Corp. (b)	8,589	1,631,051
NIKE, Inc. - Class B (b)	18,371	1,547,022
Nordstrom, Inc. (b)	34,674	1,538,832
PulteGroup, Inc. (b)	57,738	1,614,354
Ralph Lauren Corp. (b)	12,608	1,635,005
Starbucks Corp. (b)	21,876	1,626,262
Tapestry, Inc. (b)	45,201	1,468,580
Target Corp. (b)	20,478	1,643,564
TJX Cos., Inc. (b)	30,129	1,603,164
Walmart, Inc. (b)	15,968	1,557,359
Yum! Brands, Inc. (b)	16,211	1,618,020
		34,987,977
Consumer, Non-cyclical - 43.11%
Altria Group, Inc. (b)	29,208	1,677,415
Bristol-Myers Squibb Co. (b)	29,606	1,412,502
Campbell Soup Co. (b)	43,448	1,656,672
Church & Dwight Co., Inc. (b)	24,050	1,713,081
Clorox Co. (b)	10,075	1,616,635
Colgate-Palmolive Co. (b)	24,038	1,647,565
Conagra Brands, Inc. (b)	68,783	1,908,040
Constellation Brands, Inc. - Class A (b)	9,437	1,654,589
Estee Lauder Cos., Inc. (b)	10,120	1,675,366
General Mills, Inc. (b)	33,498	1,733,522
H&R Block, Inc. (b)	66,086	1,582,099
HCA Healthcare, Inc. (b)	11,810	1,539,788
Hershey Co. (b)	14,048	1,613,132
Hormel Foods Corp. (b)	36,118	1,616,642
Johnson & Johnson (b)	11,283	1,577,251
Kellogg Co. (b)	28,813	1,653,290
Kimberly-Clark Corp. (b)	13,564	1,680,580
Lamb Weston Holdings, Inc. (b)	22,050	1,652,427
McCormick & Co., Inc. (b)	11,529	1,736,613
Molson Coors Brewing Co. - Class B (b)	25,800	1,538,970
PepsiCo, Inc. (b)	13,502	1,654,670
Procter & Gamble Co. (b)	15,904	1,654,811
Sysco Corp. (b)	23,763	1,586,418
Tyson Foods, Inc. - Class A (b)	24,559	1,705,131
UnitedHealth Group, Inc. (b)	6,534	1,615,597
Verisk Analytics, Inc. (a) (b)	12,382	1,646,806
		42,749,612

The accompanying notes are an integral part of these financial statements.

Cognios Funds
Cognios Market Neutral Large Cap Fund
Schedules of Investments
March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 121.83% (continued)

Financials - 14.21%
Aflac, Inc. (b)	31,810	$1,590,500
Berkshire Hathaway, Inc. - Class B (a) (b)	7,774	1,561,719
Cboe Global Markets, Inc. (b)	16,468	1,571,706
CME Group, Inc. (b)	8,999	1,481,055
Hartford Financial Services Group, Inc. (b)	31,937	1,587,908
Intercontinental Exchange, Inc. (b)	20,879	1,589,727
Nasdaq, Inc. (b)	17,802	1,557,497
Progressive Corp. (b)	21,571	1,555,053
Public Storage (b)	7,327	1,595,674
		14,090,839
Industrials - 6.40%
CH Robinson Worldwide, Inc. (b)	17,721	1,541,550
Expeditors International of Washington, Inc. (b)	20,832	1,581,149
Republic Services, Inc. (b)	19,956	1,604,063
Waste Management, Inc. (b)	15,586	1,619,541
		6,346,303
Technology - 11.53%
Activision Blizzard, Inc. (b)	36,904	1,680,239
Akamai Technologies, Inc. (a) (b)	22,075	1,582,998
Broadcom, Inc. (b)	5,743	1,726,978
Fidelity National Information Services, Inc. (b)	14,688	1,661,213
Fiserv, Inc. (a) (b)	18,367	1,621,439
Intel Corp. (b)	29,435	1,580,660
Skyworks Solutions, Inc. (b)	19,175	1,581,554
		11,435,081
Utilities - 4.88%
American Electric Power Co., Inc. (b)	19,330	1,618,888
DTE Energy Co. (b)	12,801	1,596,797
Exelon Corp. (b)	32,447	1,626,568
		4,842,253

TOTAL COMMON STOCK (Cost $115,132,210)		120,811,311

SHORT-TERM INVESTMENTS - 5.37%
BlackRock Liquidity Funds T-Fund Portfolio - Retail Class, 2.12% (c)	5,321,096	5,321,096

TOTAL SHORT-TERM INVESTMENTS (Cost $5,321,096)		5,321,096

TOTAL INVESTMENTS (Cost $120,453,306) - 127.20%		$126,132,407
SECURITIES SOLD SHORT (Proceeds $83,615,158) - (92.13%)		(91,358,064)
OTHER ASSETS IN EXCESS OF LIABILITES, NET - 64.93%		64,391,215
NET ASSETS - 100%		$99,165,558

Percentages are stated as a percent of net assets.

(a) Non-income producing security
(b) All or a portion of the security is segregated as collateral for securities sold short.
(c) Rate shown represents the 7-day effective yield at March 31, 2019, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

Ltd. - Limited
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Cognios Funds
Cognios Market Neutral Large Cap Fund
Schedule of Securities Sold Short
March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 92.13%

Basic Materials - 3.10%
Air Products & Chemicals, Inc.	3,309	$631,887
CF Industries Holdings, Inc.	14,427	589,776
International Flavors & Fragrances, Inc.	4,690	604,025
Newmont Mining Corp.	17,877	639,460
PPG Industries, Inc.	5,365	605,548
		3,070,696
Communications - 5.50%
CenturyLink, Inc.	50,881	610,063
Comcast Corp. - Class A	15,416	616,332
Corning, Inc.	17,237	570,545
Interpublic Group of Cos., Inc.	26,108	548,529
Motorola Solutions, Inc.	4,257	597,768
Symantec Corp.	27,201	625,351
Twitter, Inc.	19,361	636,590
VeriSign, Inc.	3,363	610,586
Verizon Co.mmunications, Inc.	10,710	633,282
		5,449,046
Consumer, Cyclical - 5.00%
Advance Auto Parts, Inc.	3,776	643,921
Chipotle Mexican Grill, Inc.	970	689,001
Fastenal Co.	9,588	616,604
Hilton Worldwide Holdings, Inc.	7,095	589,665
Newell Brands, Inc.	37,800	579,852
PVH Corp.	5,419	660,847
Under Armour, Inc. - Class A	27,214	575,304
VF Corp.	6,992	607,675
		4,962,869
Consumer, Non-cyclical - 22.95%
Abbott Laboratories	7,680	613,939
ABIOMED, Inc.	1,844	526,628
Anthem, Inc.	2,018	579,126
Archer-Daniels-Midland Co.	14,138	609,772
Automatic Data Processing, Inc.	3,907	624,104
Baxter International, Inc.	7,966	647,715
Boston Scientific Corp.	14,974	574,702
Brown-Forman Corp. - Class B	12,504	659,961
Cigna Corp.	3,583	576,218
Cintas Corp.	2,925	591,172
Coca-Cola Co./The	13,125	615,038
Cooper Cos., Inc.	2,097	621,068
DENTSPLY SIRONA, Inc.	12,432	616,503
Ecolab, Inc.	3,491	616,301
Edwards Lifesciences Corp.	3,501	669,846
Elanco Animal Health, Inc.	2,423	77,706
Eli Lilly & Co.	4,178	542,137
Henry Schein, Inc.	10,308	619,614
Hologic, Inc.	12,778	618,455
Humana, Inc.	2,188	582,008
IDEXX Laboratories, Inc.	2,844	635,918
Illumina, Inc.	1,983	616,098
Intuitive Surgical, Inc.	1,107	631,632
IQVIA Holdings, Inc.	4,253	611,794
JM Smucker Co.	5,849	681,409
Kroger Co.	20,866	513,304
Medtronic PLC	6,474	589,652
Merck & Co., Inc.	7,393	614,876
Mondelez International, Inc. - Class A	12,721	635,032
PayPal Holdings, Inc.	6,186	642,354
Pfizer, Inc.	14,234	604,518
Quanta Services, Inc.	16,656	628,597
ResMed, Inc.	5,909	614,359
Rollins, Inc.	14,863	618,598
Stryker Corp.	3,176	627,324
Teleflex, Inc.	2,073	626,378
Thermo Fisher Scientific, Inc.	2,370	648,716
Varian Medical Systems, Inc.	4,471	633,630
		22,756,202

The accompanying notes are an integral part of these financial statements.

Cognios Funds
Cognios Market Neutral Large Cap Fund
Schedule of Securities Sold Short
March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 92.13% (continued)

Energy - 6.17%
Cabot Oil & Gas Corp.	23,372	$610,009
Chevron Corp.	4,850	597,423
Concho Resources, Inc.	5,562	617,160
Diamondback Energy, Inc.	5,837	592,631
Exxon Mobil Corp.	7,580	612,464
Kinder Morgan, Inc./DE	29,918	598,659
Occidental Petroleum Corp.	8,961	593,218
ONEOK, Inc.	9,083	634,357
Pioneer Natural Resources Co.	4,243	646,124
Valero Energy Corp.	7,303	619,513
		6,121,558
Financials - 24.00%
Alexandria Real Estate Equities, Inc.	4,332	617,570
Allstate Corp.	6,331	596,254
American Express Co.	5,464	597,215
American Tower Corp.	3,292	648,722
Aon PLC	3,643	621,860
Apartment Investment & Management Co.	12,118	609,439
Assurant, Inc.	5,816	551,997
AvalonBay Co.mmunities, Inc.	3,046	611,424
Boston Properties, Inc.	4,471	598,577
Chubb Ltd.	4,442	622,235
Cincinnati Financial Corp.	6,968	598,551
Crown Castle International Corp.	4,963	635,264
Digital Realty Trust, Inc.	5,300	630,700
Duke Realty Corp.	20,034	612,640
Equinix, Inc.	1,404	636,237
Equity Residential	8,096	609,791
Essex Property Trust, Inc.	2,118	612,610
Everest Re Group Ltd.	2,652	572,726
Extra Space Storage, Inc.	6,107	622,364
Federal Realty Investment Trust	4,446	612,881
First Republic Bank/CA	5,718	574,430
HCP, Inc.	19,479	609,693
Iron Mountain, Inc.	16,966	601,614
Kimco Realty Corp.	34,247	633,570
Loews Corp.	12,448	596,633
Macerich Co./The	13,815	598,880
Mastercard, Inc. - Class A	2,655	625,120
Mid-America Apartment Co.mmunities, Inc.	5,703	623,509
People's United Financial, Inc.	33,792	555,540
Prologis, Inc.	8,485	610,496
Realty, Inc.ome Corp.	8,540	628,202
Regency Centers Corp.	9,173	619,086
SBA Co.mmunications Corp.	3,272	653,288
Simon Property Group, Inc.	3,367	613,501
UDR, Inc.	13,286	603,982
Ventas, Inc.	9,599	612,512
Vornado Realty Trust	8,737	589,223
Welltower, Inc.	7,997	620,567
Willis Towers Watson PLC	3,476	610,559
		23,799,462

The accompanying notes are an integral part of these financial statements.

Cognios Funds
Cognios Market Neutral Large Cap Fund
Schedule of Securities Sold Short
March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCK - 92.13% (continued)

Industrials - 6.80%
Amphenol Corp. - Class A	6,315	$596,389
Ball Corp.	10,732	620,954
Deere & Co.	3,731	596,363
General Electric Co.	64,328	642,637
Kansas City Southern	5,346	620,029
Lockheed Martin Corp.	1,957	587,413
Martin Marietta Materials, Inc.	3,033	610,179
United Technologies Corp.	4,735	610,294
Vulcan Materials Co.	5,200	615,680
Waters Corp.	2,483	624,996
Xylem, Inc./NY	7,778	614,773
		6,739,707
Technology - 3.77%
Adobe, Inc.	2,330	620,922
Cadence Design Systems, Inc.	10,165	645,579
Intuit, Inc.	2,427	634,442
Qorvo, Inc.	8,588	616,017
Red Hat, Inc.	3,291	601,266
Xilinx, Inc.	4,904	621,778
		3,740,004
Utilities - 14.84%
Alliant Energy Corp.	13,060	615,518
Ameren Corp.	8,413	618,776
American Water Works Co., Inc.	5,918	617,011
Atmos Energy Corp.	6,018	619,433
CenterPoint Energy, Inc.	19,871	610,040
CMS Energy Corp.	11,086	615,716
Consolidated Edison, Inc.	7,178	608,766
Dominion Energy, Inc.	7,866	603,008
Duke Energy Corp.	6,671	600,390
Edison International	9,647	597,342
Entergy Corp.	6,487	620,352
Evergy, Inc.	10,853	630,017
Eversource Energy	8,699	617,194
FirstEnergy Corp.	14,758	614,080
NextEra Energy, Inc.	3,189	616,497
NiSource, Inc.	22,167	635,306
NRG Energy, Inc.	14,332	608,823
Pinnacle West Capital Corp.	6,474	618,785
PPL Corp.	18,441	585,317
Public Service Enterprise Group, Inc.	10,095	599,744
Sempra Energy	4,931	620,616
Southern Co.	11,897	614,837
WEC Energy Group, Inc.	7,831	619,275
Xcel Energy, Inc.	10,882	611,677
		14,718,520

TOTAL COMMON STOCK (Proceeds $83,615,158)		91,358,064

TOTAL SECURITIES SOLD SHORT (Proceeds $83,615,158)		$91,358,064

Percentages are stated as a percent of net assets.

(a) Non-income producing security

The following abbreviations are used in this portfolio:
Ltd. - Limited
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Cognios Funds

Notes to the Schedules of Investments

March 31, 2019 (Unaudited)

The following is a summary of the significant accounting policies followed by the Cognios Large Cap Value Fund (the “Value Fund”), the Cognios Large Cap Growth Fund (the “Growth Fund”) and the Cognios Market Neutral Large Cap Fund, (collectively, the “Funds”) in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Cognios Funds

Notes to the Schedules of Investments

March 31, 2019 (Unaudited)

Fair Value Measurements (continued)

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of March 31, 2019:

Categories (a)	Level 1	Level 2	Level 3	Total
Value Fund:
Common Stock (b)	$24,720,370	—	—	$24,720,370
Total Investments in Securities	$24,720,370	—	—	$24,720,370
Growth Fund:
Common Stock (b)	$43,055,314	—	—	$43,055,314
Total Investments in Securities	$43,055,314	—	—	$43,055,314
Market Neutral Fund: Assets:
Common Stock (b)	$120,811,311	—	—	$120,811,311
Short-Term Investments	5,321,096	—	—	5,321,096
Total Investments in Securities	126,132,407	—	—	126,132,407
Liabilities:
Common Stock (b)	$91,358,064	—	—	$91,358,064
Total Securities Sold Short (b)	$91,358,064	—	—	$91,358,064

(a)       As of and during the nine month period ended March 31, 2019, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)       All common stock held in the Funds are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedules of Investments.

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels during the nine month period ended March 31, 2019.

Non-Diversified Funds

The Funds are non-diversified Funds. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Funds, because the value of each security will have a greater impact on the Funds’ performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Funds than it would have in a diversified fund.

Short Sales

The Market Neutral Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.

When the Market Neutral Fund makes a short sale, it must borrow the security sold short and deliver a security equal in value to the security sold short to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Market Neutral Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that the Market Neutral Fund replaces the borrowed security, the Market Neutral Fund will incur a loss; conversely, if the price declines, the Market Neutral Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Cognios Funds

Notes to the Schedules of Investments

March 31, 2019 (Unaudited)

Short Sales (continued)

To the extent that the Market Neutral Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Adviser determines to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short until the Market Neutral Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Market Neutral Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Market Neutral Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent the Market Neutral Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Market Neutral Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Tax Matters

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at March 31, 2019 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Value Fund	$ 23,100,484	$ 2,559,727	$ (939,841)	$ 1,619,886
Growth Fund	37,852,619	5,283,290	(80,595)	5,202,695
Market Neutral Fund	37,950,516	$ 11,364,392	$ (14,540,565)	$ (3,176,173)

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Funds is attributable primarily to the tax deferral of losses on wash sales and the tax treatment of the cost of securities received as in-kind subscriptions.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) M3Sixty Funds Trust

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	May 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	May 30, 2019

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Assistant Treasurer and Acting Principal Financial Officer
Date:	May 30, 2019